Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Assets
Cash and due from banks	$ 64,140	$ 37,024
Interest-bearing deposits with banks	50,434	50,364
Securities
Trading	252,210	219,067
Investment, net of applicable allowance (Note 4)	393,952	342,721
Securities	646,162	561,788
Assets purchased under reverse repurchase agreements and securities borrowed	314,038	309,683
Loans (Note 5)
Retail	681,820	652,344
Wholesale	434,339	397,171
Loans	1,116,159	1,049,515
Allowance for loan losses (Note 5)	(7,429)	(7,093)
Loans, net	1,108,730	1,042,422
Other
Derivatives	162,386	177,206
Premises and equipment	6,947	6,819
Goodwill	19,489	19,405
Other intangibles	7,334	7,402
Other assets	119,157	112,893
Total other assets	315,313	323,725
Total assets	2,498,817	2,325,006
Deposits (Note 6)
Personal	538,618	529,740
Business and government	1,026,919	946,314
Bank	79,036	39,562
Total deposits	1,644,573	1,515,616
Other
Obligations related to securities sold short	59,405	49,891
Obligations related to assets sold under repurchase agreements and securities loaned	325,185	289,516
Derivatives	167,038	183,953
Insurance contract liabilities	25,438	24,327
Other liabilities	118,504	108,591
Total other liabilities	695,570	656,278
Subordinated debentures (Note 10)	13,580	13,961
Total liabilities	2,353,723	2,185,855
Equity attributable to shareholders
Retained earnings	103,477	96,938
Other components of equity	9,787	9,726
Total equity attributable to shareholders	145,036	139,092
Non-controlling interests	58	59
Total equity	145,094	139,151
Total liabilities and equity	2,498,817	2,325,006
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)	11,114	11,675
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)	$ 20,658	$ 20,753